Earnings per ordinary share	12 Months Ended
Dec. 31, 2022
Earnings per ordinary share
Earnings per ordinary share

20. Earnings per ordinary share

The table below sets forth the computation for basic and diluted net income per ordinary share for the years ended December 31, 2022, 2021, 2020 and 2019.

	For the year ended December 31,
($ in thousands, except share data)	2022	2021	2020	2019
		(as restated)
Net income/(loss) attributable to Burford Capital Limited shareholders	30,506	(28,751)	143,275	300,546

Net income/(loss) attributable to Burford Capital Limited per ordinary share:
Basic	0.14	(0.13)	0.65	1.37
Diluted	0.14	(0.13)	0.65	1.37

Weighted average ordinary shares outstanding:
Basic	218,757,232	219,049,877	218,919,822	218,649,877
Dilutive effect of share-based awards	3,045,254	-	715,962	458,048
Diluted	221,802,486	219,049,877	219,635,784	219,107,925

* The Company has made a correction that resulted in a decrease in the basic weighted average number of shares outstanding of 649,582 shares for the year ended December 31, 2021. There was no impact on the reported earnings per share for the year ended December 31, 2021.

There were 88,330 and 1,959,222 potential ordinary shares related to the Company’s share-based awards excluded from diluted weighted average ordinary shares for the years ended December 31, 2022 and 2021, respectively, as their inclusion would have had an anti-dilutive effect. No potential ordinary shares related to the Company’s share-based awards excluded from diluted weighted average ordinary shares for the years ended December 31, 2020 and 2019.